SHARE CAPITAL - Details of share option schemes (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) option shares	Dec. 31, 2019 option $ / shares	Dec. 31, 2018 CNY (¥) option shares	Dec. 31, 2018 option $ / shares	Dec. 31, 2017 CNY (¥) option	Dec. 31, 2017 option $ / shares
SHARE CAPITAL [abstract]
Number of share options outstanding at the beginning of the year | option	67,907,000		129,919,000		187,529,000
Number of share options granted during the year | option	0		0		0
Number of share options forfeited during the year | option	(9,977,000)		(26,732,000)		(22,506,000)
Number of share options expired during the year | option	(30,900,000)		(35,280,000)		(35,104,000)
Number of share options exercised during the year | option	0		0		0
Number of share options outstanding at the end of the year | option	27,030,000		67,907,000		129,919,000
Number of share options exercisable at the end of the year | option		27,030,000		67,907,000		129,919,000
Weighted average exercise price outstanding at the beginning of the year | $ / shares		$ 11.44		$ 12.34		$ 11.40
Weighted average exercise price granted during the year | $ / shares		0		0		0
Weighted average exercise price forfeited during the year | $ / shares		12.70		11.33		12.43
Weighted average exercise price expired during the year | $ / shares		9.93		14.83		7.29
Weighted average exercise price exercised during the year | $ / shares		0		0		0
Weighted average exercise price outstanding at the end of the year | $ / shares		12.70		11.44		12.34
Weighted average exercise price exercisable at the end of the year | $ / shares		$ 12.70		$ 11.44		$ 12.34
Share options cancelled or modified during the year | ¥	¥ 0		¥ 0		¥ 0
Ratio of the share options outstanding under share option schemes to the Company's shares in issue at the date of approval of consolidated financial statements for issuance		0.06%		0.15%		0.29%
Weighted average remaining contractual life of share options outstanding	4 months 20 days		11 months 5 days		1 year 6 months 7 days
Additional ordinary shares | shares	27,030,000		67,907,000
Additional share capital | ¥	¥ 308,176,111		¥ 680,525,151